Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of Lease Receivables

	2022			2021
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,159	(236)	1,923	3,298	(303)	2,995
One to two years	1,652	(201)	1,451	2,303	(242)	2,061
Two to three years	1,391	(161)	1,230	1,645	(192)	1,453
Three to four years	906	(131)	775	1,225	(146)	1,079
Four to five years	613	(112)	501	795	(113)	682
Later than one year and no later than five years	4,562	(605)	3,957	5,968	(693)	5,275
Later than five years	4,064	(736)	3,328	4,044	(528)	3,516
At 31 Dec	10,785	(1,577)	9,208	13,310	(1,524)	11,786